OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-tax	$ (15,676)	$ 12,528	$ 13,502
Tax	1,780	(542)	(774)
Net of tax	(13,896)	11,986	12,728
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-tax	(6,569)	10,137	8,447
Tax	0	0	0
Net of tax	(6,569)	10,137	8,447
Pension and other defined benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-tax	(10,584)	1,947	8,418
Tax	2,223	(409)	(1,784)
Net of tax	(8,361)	1,538	6,634
Cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-tax	1,477	444	(3,363)
Tax	(443)	(133)	1,010
Net of tax	$ 1,034	$ 311	$ (2,353)